Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Acquisition of Link3D [Text Block]
Acquisition of RS Print [text block]

in 000€	Carrying value at acquisition date	Fair value adjustments	Fair value at acquisition date
Assets
Developed technology	—	4,820	4,820
Customer relations	—	248	248
Other intangible assets	86	2,862	2,948
Property, plant & equipment	220	—	220
Right-of-use assets	24	—	24
Deferred tax assets	1,743	(46)	1,698
Other non-current financial assets	64	—	64
Inventory	794	265	1,059
Trade receivables	1,096	—	1,096
Other current assets	1,001	—	1,001
Cash & cash equivalents	189	—	189
Total Assets	5,217	8,149	13,366
Liabilities
Deferred tax liabilities	—	(2,003)	(2,003)
Loans & borrowings	(1,877)	—	(1,877)
Lease liabilities	(24)	—	(24)
Trade payables	(645)	—	(645)
Payroll related payables	(85)	—	(85)
Other liabilities	(262)	—	(262)
Total Liabilities	(2,893)	(2,003)	(4,896)
Total identified assets and liabilities	2,324	6,146	8,470
Goodwill	—	1,175	1,175
Acquisition price	—	—	9,645

Cash & cash equivalents acquired	(189)
Acquisition price in cash RS Print shares	5,220
Acquisition price in cash RS Scan assets	3,000
Total cash flow	8,031

Acquisition of Engimplan [text block]

in 000€	Carrying value at acquisition date	Fair value adjustments	Fair value at acquisition date
Assets
Software	214	—	214
Customer relations	—	2,530	2,530
Trademarks	—	556	556
Other intangible assets	9	—	9
Property, plant & equipment	2,268	838	3,106
Right-of-use assets	633	—	633
Other non-current financial assets	3	—	3
Inventory	2,084	96	2,180
Trade receivables	1,802	—	1,802
Other current assets	391	—	391
Cash from capital increase	5,750	—	5,750
Cash & cash equivalents	316	—	316
Total Assets	13,470	4,020	17,490
Liabilities
Deferred income	(83)	—	(83)
Loans & borrowings	(1,443)	—	(1,443)
Lease liabilities	(633)	—	(633)
Trade payables	(271)	—	(271)
Tax payables	(100)	—	(100)
Payroll related payables	(298)	—	(298)
Other liabilities	(914)	—	(914)
Total Liabilities	(3,742)	—	(3,742)
Total identified assets and liabilities	9,728	4,020	13,748
Goodwill	—	—	2,071
Non-controlling interest	—	—	(3,422)
Acquisition price	—	—	12,397

Cash & cash equivalents acquired	(316)
Cash from capital increase	(5,750)
Acquisition price in cash	12,397
Total cash flow	6,331